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February 23, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

   RE: Columbia High Yield Fund, Inc.
       File Nos. 33-65478, 811, 7834 CIK 0000908836

   Pursuant to Rule 497 (j) under the Securities Act of 1933, the Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, would not have differed from those contained in the Post-Effective Amendment to the Registration Statement on Form N1-A for the above Registrant as filed electronically with the Securities and Exchange Commission on February 22, 1996.

   Any questions regarding this transmission can be directed to Jeff Curtis at (503) 795-6441.

                                    Sincerely,

                                    Columbia High Yield Fund, Inc.


                                    George L. Hanseth
                                    Senior Vice President